Eversheds Sutherland (US) LLP 700 Sixth Street, NW, Suite 700 Washington, DC 20001-3980 D: +1 202.383.0158 F: +1 202.637.3593 steveroth@ eversheds-sutherland.com

August 31, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Fidelity & Guaranty Life Insurance Company
Initial Registration Statement on Form S-1
for Index-Linked Annuity Contracts

Dear Commissioners:

On behalf of Fidelity & Guaranty Life Insurance Company (the “Company”), we are transmitting for filing under the Securities Act of 1933, as amended, an initial registration statement on Form S-1 for certain index-linked annuity contracts to be issued by the Company. Financial statements, exhibits not included in this filing, and other omitted information will be added by pre-effective amendment.

Please direct questions and comments about this filing to the undersigned at 202.383.0158 or steveroth@eversheds-sutherland.com.

Regards,

/s/ Stephen E. Roth
Stephen E. Roth

cc:	Andrea Magovern, Assistant Director, Division of Investment Management
Jodi Ahlman, Fidelity & Guaranty Life Insurance Company
Scott H. Rothstein, Eversheds Sutherland (US) LLP

SER/shr

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